Annual Total Returns[BarChart] - Xtrackers MSCI All World ex US High Dividend Yield Equity ETF - Xtrackers MSCI All World ex Us High Dividend Yield Equity ETF	2016	2017	2018	2019	2020
Total	12.24%	11.16%	(11.92%)	22.24%	(3.69%)